PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment
	As of December 31,
	2012	2013
	RMB	RMB

Buildings	60,890	64,263
Capital lease of property	52,133	57,324
Motor vehicles	9,400	8,436
Office and computer equipment	107,832	102,438
Leasehold improvements	198,656	192,539
	428,911	425,000
Less: accumulated depreciation	(116,606)	(158,401)
Add: construction in progress	716	716
Total	313,021	267,315